Condensed Consolidated Statements Of Shareholders' Equity (USD $)	Total	Common Stock [Member]	Retained Earnings [Member]	Total Shareholders' Equity Attributable to OCC [Member]	Noncontrolling Interest [Member]
Balances at Oct. 31, 2010	$ 27,580,062	$ 5,987,777	$ 21,869,667	$ 27,857,444	$ (277,382)
Balances, shares at Oct. 31, 2010		6,280,173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation, net (shares)		190,613
Share-based compensation, net	630,973	630,973		630,973
Repurchase and retirement of common stock (at cost), shares	(183,025)	(183,025)
Repurchase and retirement of common stock (at cost)	(846,287)		(846,287)	(846,287)
Common stock dividends declared (2011: $0.04, 2012: $0.06, 2013: $0.08, per share)	(252,087)		(252,087)	(252,087)
Excess tax benefits from share-based compensation	152,815	152,815		152,815
Net income (loss)	457,499		666,316	666,316	(208,817)
Balances at Oct. 31, 2011	27,722,975	6,771,565	21,437,609	28,209,174	(486,199)
Balances, shares at Oct. 31, 2011		6,287,761
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation, net (shares)		390,831
Share-based compensation, net	1,249,417	1,249,417		1,249,417
Repurchase and retirement of common stock (at cost), shares	(267,000)	(267,000)
Repurchase and retirement of common stock (at cost)	(1,176,661)		(1,176,661)	(1,176,661)
Common stock dividends declared (2011: $0.04, 2012: $0.06, 2013: $0.08, per share)	(390,451)		(390,451)	(390,451)
Excess tax benefits from share-based compensation	3,562	3,562		3,562
Net income (loss)	2,626,200		2,749,317	2,749,317	(123,117)
Balances at Oct. 31, 2012	30,035,042	8,024,544	22,619,814	30,644,358	(609,316)
Balances, shares at Oct. 31, 2012		6,411,592
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation, net (shares)		288,642
Share-based compensation, net	613,293	613,293		613,293
Repurchase and retirement of common stock (at cost), shares	(129,500)	(129,500)
Repurchase and retirement of common stock (at cost)	(543,420)		(543,420)	(543,420)
Common stock dividends declared (2011: $0.04, 2012: $0.06, 2013: $0.08, per share)	(514,319)		(514,319)	(514,319)
Excess tax benefits from share-based compensation	41,598	41,598		41,598
Net income (loss)	(72,478)		(42,837)	(42,837)	(29,641)
Balances at Oct. 31, 2013	$ 29,559,716	$ 8,679,435	$ 21,519,238	$ 30,198,673	$ (638,957)
Balances, shares at Oct. 31, 2013		6,570,734